=====================================================
                                SEC File Nos. 2-11051
                                              811-604
=====================================================
        SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON, D.C. 20549

                   FORM N-1A
             REGISTRATION STATEMENT
                     UNDER
            THE SECURITIES ACT OF 1933
        POST-EFFECTIVE AMENDMENT NO. 100
            REGISTRATION STATEMENT
                     UNDER
        THE INVESTMENT COMPANY ACT OF 1940
                    AMENDMENT NO. 28

     WASHINGTON MUTUAL INVESTORS FUND, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
           1101 VERMONT AVENUE, N.W.
            WASHINGTON, D.C. 20005
     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                (202) 842-5665

              STEPHEN HARTWELL
      WASHINGTON MANAGEMENT CORPORATION
          1101 VERMONT AVENUE, N.W.
           WASHINGTON, D.C. 20005
   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                COPIES TO:
          JOHN JUDE O'DONNELL, ESQ.
 THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
         805 FIFTEENTH STREET, N.W.
           WASHINGTON, D.C. 20005
       (COUNSEL FOR THE REGISTRANT)

THE REGISTRANT WILL FILE ITS 24F-2 NOTICE FOR FISCAL 1998 ON OR ABOUT JULY 25, 1999.
        APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
/X/ IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON JUNE 22, 1999, PURSUANT TO PARAGRAPH (A) OF RULE 485.
                ===============================================

                         THE AMERICAN FUNDS GROUP LOGO

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                               WASHINGTON MUTUAL
                              INVESTORS FUND -SM-
                                   PROSPECTUS

                                 JUNE 22, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WASHINGTON MUTUAL INVESTORS FUND, INC.

1101 Vermont Avenue, N.W.
Washington, DC 20005

TICKER SYMBOL: AWSHX  NEWSPAPER ABBREV.: Wsh  FUND NO.: 01

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TABLE OF CONTENTS

Risk/Return Summary                                                     2
 ........................................................................
Fees and Expenses of the Fund                                           5
 ........................................................................
Investment Objective, Strategies and Risks                              6
 ........................................................................
Year 2000                                                               9
 ........................................................................
Management and Organization                                            10
 ........................................................................
Shareholder Information                                                12
 ........................................................................
Purchase and Exchange of Shares                                        13
 ........................................................................
Distribution Arrangements                                              17
 ........................................................................
Financial Highlights                                                   18

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01-010-0699/MC              WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      1

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RISK/RETURN SUMMARY

The fund seeks to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies that are listed on the New York Stock Exchange and have a record of increasing earnings and dividends.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks. It is designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary type reserves, or family funds, but who are reluctant to undertake the selection and supervision of individual stocks.

The fund strives to maintain a fully invested, diversified portfolio, primarily of high-quality stocks and securities convertible into common stocks. Investments are selected from the fund's "Eligible List" of investments, which conform to stringent standards adopted by the fund's board of directors and are considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with sound common stock investing.

An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, social or political events in the U.S. or abroad. In addition, the prices of equity securities are also affected by events specifically involving the companies whose securities are owned by the fund. Accordingly, you may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

2     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

INVESTMENT RESULTS

The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.

  Here are the fund's results calculated without a sales charge on a CALENDAR YEAR basis. (If a sales charge were included, results would be lower.)

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

89            28.96%
90            -3.86%
91            23.49%
92             9.10%
93            13.05%
94             0.49%
95            41.22%
96            20.18%
97            33.29%
98            19.37%

  The fund's year-to-date return for the three months ending March 31, 1999 was X.XX%.

The fund's highest/lowest QUARTERLY results during this time period were:

X  HIGHEST  14.44% (quarter ended June 30, 1997)

X  LOWEST   -13.13% (quarter ended September 30, 1990)

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      3

For periods ended March 31, 1999:

                                           THE FUND WITH
                                              MAXIMUM
AVERAGE ANNUAL                              SALES CHARGE        S&P       LIPPER
TOTAL RETURN                                DEDUCTED(1)        500(3)    INDEX(4)
---------------------------------------------------------------------------------
One Year                                      xx.xx%          xx.xx%     xx.xx%
 ................................................................................
Five Years                                    xx.xx%          xx.xx%     xx.xx%
 ................................................................................
Ten Years                                     xx.xx%          xx.xx%     xx.xx%
 ................................................................................
Lifetime(5)                                   xx.xx%          xx.xx%        n/a

Yield(2): x.xx%

(For current yield information call American
FundsLine-Registered Trademark- --at 1-800-325-3590)
(1) THESE RESULTS REFLECT AVERAGE ANNUAL COMPOUNDED RATES OR RETURN.

(2) THESE FUND RESULTS WERE CALCULATED ACCORDING TO A FORMULA WHICH REQUIRES THAT THE MAXIMUM SALES CHARGE OF 5.75% BE DEDUCTED AND INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. RESULTS WOULD BE HIGHER IF THEY WERE CALCULATED AT NET ASSET VALUE.

(3) THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS PRIMARILY U.S. STOCKS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

(4) THE LIPPER GROWTH AND INCOME FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX THAT REPRESENTS FUNDS THAT COMBINE A GROWTH-OF-EARNINGS ORIENTATION AND AN INCOME REQUIREMENT FOR LEVEL AND/OR RISING DIVIDENDS. THE RESULTS OF THE UNDERLYING FUNDS IN THE INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS BUT DO NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

(5) THE FUND BEGAN ITS INVESTMENT OPERATIONS ON JULY 31, 1952.

4   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

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FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDERS FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-----------------------------------------------
Maximum sales charge imposed on
purchases
(AS A PERCENTAGE OF OFFERING PRICE)       5.75%(1)
 ..............................................
Maximum sales charge imposed on
reinvested dividends                         0%
 ..............................................
Maximum deferred sales charge                0%(2)
 ..............................................
Redemption or exchange fees                  0%

(1) SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES.

(2) A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING ANY PURCHASES YOU MADE WITHOUT A SALES CHARGE.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

---------------------------------------------
Management Fees                         0.xx%
 ............................................
Service (12b-1) Fees                    0.xx%*
 ............................................
Other Expenses                          0.xx%
 ............................................
Total Annual Fund Operating Expenses    0.xx%

 *12b-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------
One Year                                 $  xxx
 ..............................................
Three Years                              $  xxx
 ..............................................
Five Years                               $  xxx
 ..............................................
Ten Years                                $x,xxx

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      5

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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective through fundamental research, careful selection, and broad diversification. In the selection of securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund strives in its overall portfolio to achieve an above average yield and a below average price-to-earnings ratio in relation to the Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund's portfolio is limited to securities included on its "Eligible List", which is derived from the fund's "Investment Standards" based on criteria that was applied by the United States District Court for the District of Columbia. The Investment Adviser monitors the Eligible List and makes recommendations to the board of directors of changes necessary for continued compliance with the fund's Investment Standards.

The prices of equity securities may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy or overall market declines.

The fund's policy is to maintain at all times for its shareholders a fully invested and widely diversified portfolio of securities; however, the fund may hold to a limited extent, short-term U.S. government securities, cash and cash equivalents.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the Statement of Additional Information.

6     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

ADDITIONAL INVESTMENT RESULTS

(For periods ended March 31, 1999)

AVERAGE ANNUAL                           THE FUND WITH NO     LIPPER
TOTAL RETURN(1)                          SALES CHARGE(2)     INDEX(3)
-----------------------------------------------------------------------
One Year                                      xx.xx%         xx.xx%

 ......................................................................
Five Years                                    xx.xx%         xx.xx%

 ......................................................................
Ten Years                                     xx.xx%         xx.xx%

 ......................................................................
15 Years                                      xx.xx%         xx.xx%

 ......................................................................
20 Years                                      xx.xx%         xx.xx%

 ......................................................................
25 Years                                      xx.xx%         xx.xx%

 ......................................................................
30 Years                                      xx.xx%         xx.xx%

THESE RESULTS DO NOT REFLECT SALES CHARGES. SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES AND PURCHASES BY CERTAIN RETIREMENT PLANS.

(1) THESE RESULTS REFLECT AVERAGE ANNUAL COMPOUNDED RATES OF RETURN.

(2) THESE FUND RESULTS WERE CALCULATED ACCORDING TO A FORMULA THAT IS REQUIRED FOR ALL STOCK AND BOND FUNDS AND INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS.

(3) THE LIPPER GROWTH AND INCOME FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX THAT REPRESENTS FUNDS THAT COMBINE A GROWTH-OF-EARNINGS ORIENTATION AND AN INCOME REQUIREMENT FOR LEVEL AND/OR RISING DIVIDENDS. THE RESULTS OF THE UNDERLYING FUNDS IN THE INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS BUT DO NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      7

   THE FOLLOWING INFORMATION RELATING TO THE FUND'S INVESTMENT PORTFOLIO IS AS OF THE END OF THE FUND'S FISCAL YEAR, APRIL 30, 1999.

                                PERCENT OF
LARGEST INDUSTRY CATEGORIES     NET ASSETS
------------------------------------------
xxxxxxxxxxxxx                     xx.xx%
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................

                                PERCENT OF
LARGEST INDUSTRY HOLDINGS       NET ASSETS
------------------------------------------
xxxxxxxxxxxxx                     xx.xx%
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................

                                PERCENT OF
LARGEST INDIVIDUAL HOLDINGS     NET ASSETS
------------------------------------------
xxxxxxxxxxxxx                     xx.xx%
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx
 .........................................
xxxxxxxxxxxxx                     xx.xx

  BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO TIME.

8     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

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YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers -- including the investment adviser and its affiliates -- are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      9

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MANAGEMENT AND ORGANIZATION

BUSINESS MANAGER

Washington Management Corporation provides facilities and services required to carry on the fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and oversight of each of the fund's contractual service providers including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio of the fund.

Total management fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are discussed earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Washington Mutual Investors Fund are listed on the following page.

10     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

                                                                                                YEARS OF EXPERIENCE AS
                                                                                               INVESTMENT PROFESSIONAL
                                                                 YEARS OF EXPERIENCE                (APPROXIMATE)
      PORTFOLIO                                                AS PORTFOLIO COUNSELOR        WITH CAPITAL
     COUNSELORS                                              (AND RESEARCH PROFESSIONAL,     RESEARCH AND
        FOR                                                      IF APPLICABLE) FOR           MANAGEMENT
 WASHINGTON MUTUAL                                        WASHINGTON MUTUAL INVESTORS FUND    COMPANY OR
   INVESTORS FUND              PRIMARY TITLE(S)                     (APPROXIMATE)           ITS AFFILIATES   TOTAL YEARS
--------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. ARMOUR     Chairman and Chief Executive       9 years (plus 4 years as a research 16 years      16 years
                      Officer, Capital Research Company* professional prior to becoming a portfolio counselor for the fund)
--------------------------------------------------------------------------------------------------------------------------
STEPHEN E.            Senior Vice President, Capital     18 years (plus 8 years as a        27 years       33 years
BEPLER                Research Company*                  research professional prior to
                                                         becoming a portfolio counselor for
                                                         the fund)
--------------------------------------------------------------------------------------------------------------------------
JAMES K.              Senior Vice President and Director, 21 years (plus 7 years as a       37 years       37 years
DUNTON                Capital Research and Management    research professional prior to
                      Company                            becoming a portfolio counselor for
                                                         the fund)
--------------------------------------------------------------------------------------------------------------------------
GREGG E.              Senior Vice President, Capital     9 years (plus 7 years as a research 26 years      26 years
IRELAND               Research and Management Company    professional prior to becoming a
                                                         portfolio counselor for the fund)
--------------------------------------------------------------------------------------------------------------------------
JAMES B.              Senior Vice President, Capital     9 years (plus 2 years as a research 17 years      17 years
LOVELACE              Research and Management Company    professional prior to becoming a
                                                         portfolio counselor for the fund)
--------------------------------------------------------------------------------------------------------------------------
ROBERT G. O'DONNELL   Senior Vice President and Director, 6 years (plus 17 years as a       24 years       27 years
                      Capital Research and Management    research professional prior to
                      Company                            becoming a portfolio counselor for
                                                         the fund)
--------------------------------------------------------------------------------------------------------------------------
DONALD D.             Vice President, Capital Research   5 years (plus 6 years as a research 14 years      14 years
O'NEAL                and Management Company             professional prior to becoming a
                                                         portfolio counselor for the fund)
--------------------------------------------------------------------------------------------------------------------------
JAMES F. ROTHENBERG   President and Director, Capital    5 years (plus 9 years as a research 29 years      29 years
                      Research and Management Company    professional-- 1971-1979--prior to
                                                         becoming a portfolio counselor for
                                                         the fund)
--------------------------------------------------------------------------------------------------------------------------

  * COMPANY AFFILIATED WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      11

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SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180
                                     [MAP]

  WESTERN               WESTERN CENTRAL       EASTERN CENTRAL       EASTERN
  SERVICE CENTER        SERVICE CENTER        SERVICE CENTER        SERVICE CENTER
  American Funds        American Funds        American Funds        American Funds
  Service Company       Service Company       Service Company       Service Company
  P.O. Box 2205         P.O. Box 659522       P.O. Box 6007         P.O. Box 2280
  Brea, California      San Antonio, Texas    Indianapolis,         Norfolk, Virginia
  92822-2205            78265-9522            Indiana               23501-2280
  Fax: 714/671-7080     Fax: 210/474-4050     46206-6007            Fax: 757/670-4773
                                              Fax: 317/735-6620

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

YOU MAY INVEST IN THE FUND THROUGH VARIOUS RETIREMENT PLANS. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

12     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

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PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchange of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS

------------------------------------------------------------------
To establish an account                                       $250
  For a retirement plan account                               $250
  For a retirement plan account through payroll deduction     $ 25
To add to an account                                          $ 50
  For a retirement plan account through payroll deduction     $ 25

SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      13

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                                SALES CHARGE AS A PERCENTAGE OF
                                               .................................
                                                                        NET            DEALER CONCESSION
                                                 OFFERING             AMOUNT                AS % OF
INVESTMENT                                         PRICE             INVESTED           OFFERING PRICE
--------------------------------------------------------------------------------------------------------
Less than $50,000                                      5.75%               6.10%             5.00%
 .......................................................................................................
$50,000 but less than $100,000                         4.50%               4.71%             3.75%
 .......................................................................................................
$100,000 but less than $250,000                        3.50%               3.63%             2.75%
 .......................................................................................................
$250,000 but less than $500,000                        2.50%               2.56%             2.00%
 .......................................................................................................
$500,000 but less than $1 million                      2.00%               2.04%             1.60%
 .......................................................................................................
$1 million or more and certain other
investments described below                      see below           see below             see below

PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY ACCOUNTS THAT INVEST WITH NO INITIAL SALES CHARGE (OTHER THAN EMPLOYER-SPONSORED PLANS), IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board

14     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for dealers, as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s)

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE-REGISTERED TRADEMARK- OR AMERICAN FUNDSLINE ONLINE-REGISTERED TRADEMARK-:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day

  -  Checks must be made payable to the registered shareholder

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      15

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN FUNDSLINE ONLINE

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

16     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

--------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund intends to pay dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are generally taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      17

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                    YEAR ENDED APRIL 30
                                            ...................................
                                          1999     1998     1997     1996    1995
                                         -----------------------------------------
Net asset value,
beginning of period                       $XX.XX   $25.93   $22.77  $18.87  $17.11
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                        .XX      .62      .62     .63     .63
 .................................................................................
Net gains or losses on securities
(both realized and unrealized)              X.XX     9.65     4.36    4.98    2.16
----------------------------------------------------------------------------------
Total from investment operations            X.XX    10.27     4.98    5.61    2.79
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net investment income)     (.XX)    (.62)    (.62)   (.62)   (.62)
 .................................................................................
Distributions (from capital gains)        (X.XX)   (1.66)   (1.20)  (1.09)   (.41)
 .................................................................................
Total distributions                       (X.XX)   (2.28)   (1.82)  (1.71)  (1.03)
----------------------------------------------------------------------------------
Net asset value, end of period            $XX.XX   $33.92   $25.93  $22.77  $18.87
----------------------------------------------------------------------------------
Total return(1)                           XX.XX%   40.80%   22.43%  30.40%  17.01%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions)    $XX,XXX  $45,764  $28,165  $20,689 $14,426
 .................................................................................
Ratio of expenses to average net assets     .XX%     .62%     .64%    .66%    .69%
 .................................................................................
Ratio of net income to average net
assets                                     X.XX%    2.08%    2.56%   2.98%   3.57%
 .................................................................................
Portfolio turnover rate                   XX.XX%   17.61%   20.41%  23.41%  25.45%

(1)EXCLUDES MAXIMUM SALES CHARGE OF 5.75%.

18     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

--------------------------------------------------------------------------------

NOTES

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      19

-------------------------------------------------------------------

NOTES

20     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

-------------------------------------------------------------------

NOTES

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      21

FOR SHAREHOLDER       FOR RETIREMENT PLAN   FOR DEALER
SERVICES              SERVICES              SERVICES
American Funds        Call your employer    American Funds
Service Company       or                    Distributors
800/421-0180          plan administrator    800/421-9900 ext. 11
                      FOR 24-HOUR INFORMATION
American                    American Funds
FundsLine-Registered        Internet Web site
Trademark-                  http://www.americanfunds.com
800/325-3590

  Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.
  ------------------------------------------------------------------

  MULTIPLE TRANSLATIONS

  This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
  ------------------------------------------------------------------

  OTHER FUND INFORMATION

  ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
  Contains additional information about the fund including financial statements, investments results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

  STATEMENT OF ADDITIONAL INFORMATION (SAI)
  Contains more detailed information on all aspects of the fund, including the fund's financial statements.

  A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

  CODE OF ETHICS
  Includes a description of the investment adviser's personal investing policy.

  To request a free copy of any of the documents above:

Call American Funds     or      Write to the Secretary of the
Service Company                 fund
800/421-0180 ext. 1             1101 Vermont Avenue, NW
                                Washington, DC 20005

   Investment Company File No. 811-604       [LOGO] Printed on recycled paper



                     WASHINGTON MUTUAL INVESTORS FUND, INC.
                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                                June 22, 1999

This document is not a prospectus but should be read in conjunction with the current prospectus dated June 22, 1999 of Washington Mutual Investors Fund, Inc. (the fund or WMIF). The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                    WASHINGTON MUTUAL INVESTORS FUND, INC.
                           Attention:  Secretary
                         1101 Vermont Avenue, N.W.
                          Washington, D.C. 20005
                             (202) 842-5665

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                            TABLE OF CONTENTS

ITEM                                                   PAGE NO.

Description of Certain Securities and Investment Techniques           1

The Fund and Its Investment Objective and Policies      2

Investment Restrictions                                 2

Fund Organization                                            3

Fund Directors, Advisory Board Members and Officers     4

Management                                              9

Dividends, Distributions and Federal Taxes              12

Purchasing Shares                                       15

Selling Shares                                          20

Shareholder Account Services and Privileges             22

Execution of Portfolio Transactions                     24

General Information                                     24

Investment Results and Related Statistics               25

Financial Statements                                    Attached




          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

As set forth in its Prospectus, only common stocks and securities convertible into common stocks meeting the fund's Investment Standards and on the fund's Eligible List may be held by the fund; however, the fund may also hold, to a limited extent, short-term U.S. Government securities, cash and cash equivalents.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities.

CONVERTIBLE SECURITIES -- The fund may purchase securities convertible into common stocks where the issuing corporation meets the fund's Investment Standards and appears on the fund's Eligible List. The value of convertible securities (which have both debt and equity characteristics) varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as, changes in interest rates, credit spreads and the credit quality of the issuer.

U.S. GOVERNMENT SECURITIES, CASH AND CASH EQUIVALENTS -- These securities may include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), federal agency obligations guaranteed as to principal and interest by the U.S. Treasury, and certain securities issued by U.S. Government instrumentalities and certain federal agencies which securities are neither direct obligations of, nor guaranteed by, the Treasury. These latter securities, however, generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

               THE FUND AND ITS INVESTMENT OBJECTIVE AND POLICIES

The fund has Investment Standards based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure which was in effect for many years. The fund has an Eligible List of investments, originally based upon the Court's List of Legal Investments for Trust Funds in the District of Columbia. The Investment Adviser is required to select the fund's investments exclusively from the Eligible List. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of changes necessary for continued compliance with the fund's Investment Standards.

It is believed that in applying the above disciplines and procedures, the fund makes available to pension and profit-sharing trustees and other fiduciaries a prudent stock investment and an assurance of continuity of investment quality which it has always been the policy of the fund to provide. However, fiduciary investment responsibility and the Prudent Investor Rule involve a mixed question of law and fact which cannot be conclusively determined in advance. Moreover, recent changes to the Prudent Investor Rule in some jurisdictions speak to an allocation of funds among a variety of investments. Therefore, each fiduciary should examine the common stock portfolio of the fund to see that it, along with other investments, meets the requirements of the specific trust.

                            INVESTMENT RESTRICTIONS

The fund has adopted certain fundamental policies and investment restrictions for the protection of shareholders that may not be changed without shareholder approval. Approval requires the affirmative vote of 67% or more of the voting securities present at a meeting of shareholders, provided more than 50% of such securities are represented at the meeting or the vote of more than 50% of the outstanding voting securities, whichever is less. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated.

  The fund may not:
   Purchase any security which is not legal for the investment of trust funds in the District of Columbia;

   Purchase or sell real estate or commodities;

   Make a purchase which would cause more than 5% of the value of the total assets of the fund to be invested in the securities of any one issuer;

   Make a purchase which would cause more than 10% of the outstanding securities of any issuer to be held in the portfolio of the fund;

   Invest in companies for the purpose of exercising control or management and may not invest in securities of other investment companies;

   Purchase securities on margin or sell securities short;

   Lend money;

   Borrow money except for temporary or emergency purposes and not for investment purposes and then only from banks in an amount not exceeding at the time of borrowing 10% of the fund's net assets, nor pledge or hypothecate more than 10% of its net assets and then only to secure such borrowing, provided that the fund may not purchase portfolio securities during any period when loans amounting to 5% or more of the fund's net assets are outstanding; and

 Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry. The Board of Directors, acting upon the recommendations of the Advisory Board, may from time to time establish lower limitations on the amount of investment in specific industries.

It is the declared policy of the fund to maintain a fully invested position with cash equivalents not to exceed 5% of net assets after allowing for sales of portfolio securities and fund shares within thirty days and the accumulation of cash balances representing undistributed net investment income and realized capital gains.

Notwithstanding the restriction on investing in the securities of other investment companies, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors as permitted by the Securities and Exchange Commission.

The fund does not act as an underwriter of securities issued by others, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as the term is defined in the Securities Act of 1933.

                               FUND ORGANIZATION

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1952 and reincorporated as a Maryland corporation in 1990. All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws. Members of the Board and Advisory Board who are not affiliated with the fund's management are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                           SHAREHOLDER VOTING RIGHTS

The fund does not hold annual meetings of its shareholders. However, significant corporate matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.

FUND DIRECTORS, ADVISORY BOARD MEMBERS AND OFFICERS
(WITH THEIR PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS)#
DIRECTOR AND ADVISORY BOARD COMPENSATION

NAME, ADDRESS AND AGE       POSITION WITH       PRINCIPAL OCCUPATION(S)   AGGREGATE COMPENSATION     TOTAL COMPENSATION   TOTAL
NUMBER
                            REGISTRANT          DURING PAST 5 YEARS#   (INCLUDING VOLUNTARILY DEFERRED   FROM ALL FUNDS       OF
FUND
                                                                      COMPENSATION/1/) FROM FUND   AFFILIATED WITH THE   BOARDS ON

                                                                      DURING FISCAL YEAR ENDED   AMERICAN FUNDS       WHICH

                                                                      4/30/99                    GROUP                INDIVIDUAL

                                                                                                                      SERVES/2/



Charles T. Akre             Director Emeritus   Miller & Chevalier,   $xx,xxx                    $xx,xxx              1

700 John Ringling Blvd.                         Chartered,

Apt. 1108                                       Of Counsel

Sarasota, FL  34236

Age: 89


Cyrus A. Ansary             Director            Investment Services   $xx,xxx                    $xx,xxx              3

1725 K Street, N.W., Suite 410                            International Co.,

Washington, D.C. 20006                          President

Age: 65


Nathan A. Baily             Director Emeritus   Management, Marketing,   $xx,xxx                    $xx,xxx              1

5516 Greystone Street                           Education Consultant

Chevy Chase, MD  20815

Age: 78


John A. Beck{               Director Emeritus   Washington Management   none/4/                    none/4/              1

Age: 73                                         Corporation, Counsel


Fred J. Brinkman*{          Director            Washington Management   none/4/                    none/4/              1

Age: 70                                         Corporation, Senior

                                                Financial Consultant


Charles A. Bowsher          Advisory Board      Retired Comptroller    $x,xxx                     $x,xxx               1

4503 Boxwood Road           Member              General of

Bethesda, MD 20816                              The United States

Age: 68


Mary K. Bush                Advisory Board      Bush & Company,       $x,xxx                     $x,xxx               1

4201 Cathedral Ave., N.W.   Member              President

Number 1016 East

Washington, D.C.  20016

Age: 51


Daniel J. Callahan III      Director            The Morris & Gwendolyn   $xx,xxx                    $xx,xxx              1

1825 K Street, N.W.                             Cafritz Foundation,

Washington, D.C. 20006                          Vice Chairman &

Age: 67                                         Treasurer


Stephen Hartwell*{          Chairman of the Board    Washington Management   none/4/                    none/4/              3

Age: 84                                         Corporation, Chairman of

                                                the Board


Vernon W. Holleman, Jr.     Advisory Board      Vernon W. Holleman, Jr.   $x,xxx/3/                  $x,xxx               1

5550 Friendship Drive       Member              Company, President

Suite 502

Chevy Chase, MD 20815

Age: 63


James H. Lemon, Jr.*{       Vice Chairman of the   The Johnston-Lemon    none/4/                    none/4/              3

Age: 63                     Board               Group, Incorporated,

                                                Chairman of the Board

                                                and

                                                Chief Executive Officer


Harry J. Lister*{           President           Washington Management   none/4/                    none/4/              3

Age: 63                                         Corporation, President

                                                and Director


James C. Miller III         Director            Citizens for a Sound   $xx,xxx                    $xx,xxx              1

1250 H Street, N.W., Suite 700                       Economy, Counselor

Washington, D.C.  20005

Age: 56


Bernard J. Nees             Chairman Emeritus of   Washington Management   none/4/                    none/4/              1

1101 Vermont Avenue, N.W.   the Board           Corporation,

Washington, D.C.  20005                         Former Chairman

Age: 91


Katherine D. Ortega         Advisory Board      Former Treasurer of the   $x,xxx/3/                  $x,xxx               1

800 25th Street, NW         Member              United States

Suite 1003

Washington, D.C. 20038

Age: 65


Mr. John Knox Singleton     Advisory Board      President, INOVA      $x,xxx/3/                  $x,xxx               1

8001 Braddock Road          Member              Health System

Springfield, VA 22151

Age: 50


Jean Head Sisco             Director Emeritus   Sisco Associates,     $xx,xxx                    $xx,xxx              3

2517 Massachusetts Avenue, N.W.                       Management Consulting

Washington, D.C. 20008                          Firm, Partner

Age: 73


T. Eugene Smith             Director            T. Eugene Smith, Inc.,   $xx,xxx                    $xx,xxx              3

666 Tintagel Lane                               President

McLean, VA 22101

Age: 68


William B. Snyder           Advisory Board      Southern Heritage     $x,xxx                     $x,xxx               1

6900 Wisconsin Avenue, Suite 304   Member              Insurance Company,

Bethesda, MD  20815                             Chairman

Age: 69


Leonard P. Steuart II       Director            Steuart Investment    $xx,xxx/3/                 $xx,xxx              1

5454 Wisconsin Avenue                           Company, Vice President

Suite 1600

Chevy Chase, MD 20815

Age: 64


Robert F. Tardio            Advisory Board      Independent Consultant   $x,xxx                     $x,xxx               1

11204 River View Drive      Member

Potomac, MD 20854

Age:70


Margita E. White            Director            Association for Maximum   $xx,xxx                    $xx,xxx              1

1776 Massachusetts Avenue, N.W.                       Service Television Inc.,

Suite 310                                       President

Washington, D.C. 20036

Age: 61


Stephen G. Yeonas           Director Emeritus   Stephen G. Yeonas     $xx,xxx/3/                 $xx,xxx              3

6867 Elm Street, Suite 210                       Company, Chairman of

McLean, VA 22101                                the Board and Chief

Age: 74                                         Executive Officer






# Positions within the organizations listed may have changed during this period.
* Directors who are considered "interested persons" as defined in the 1940 Act, on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.
{ Address is 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
/1/Amounts may be deferred by eligible Directors and Advisory Board members under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director or Advisory Board member.
/2/In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I. Earnings from these funds reflect the latest fiscal year (8/1/97 -- 7/31/98).
/3/Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through 3/31/99, the latest calendar quarter, for participants is as follows: Director Leonard P. Steuart II ($xx,xxx), Director Emeritus Stephen G. Yeonas ($xxx,xxx), and Advisory Board members Katherine Ortega ($x,xxx), Vernon W. Holleman, Jr. ($xx,xxx) and J. Knox Singleton ($x,xxx) Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the participant.
/4/John A. Beck, Fred J. Brinkman, Stephen Hartwell, James H. Lemon, Jr., Harry
J. Lister and Bernard J. Nees are affiliated with the Business Manager and, accordingly, receive no remuneration from the fund.//


OTHER OFFICERS
(WITH THEIR PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS)#
1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005

HOWARD L. KITZMILLER   (Age: 69)
Senior Vice President, Secretary
and Assistant Treasurer
Washington Management Corporation,
Senior Vice President, Secretary,
Assistant Treasurer and Director

RALPH S. RICHARD   (Age: 80)
Vice President and Treasurer
Washington Management Corporation,
Vice President, Treasurer and Director

LOIS A. ERHARD   (Age: 47)
Vice President
Washington Management Corporation,
Vice President

MICHAEL W. STOCKTON   (Age: 32)
Assistant Vice President, Assistant Secretary and Assistant Treasurer Washington Management Corporation,
Assistant Vice President, Assistant Secretary  and Assistant Treasurer

J. LANIER FRANK (Age: 38)
Assistant Vice President
Washington Management Corporation,
Assistant Vice President

# Positions within the organizations listed may have changed during this period.

All of the officers listed are officers of the Business Manager. Most of the Directors and officers are also officers and/or directors and/or trustees of one or more of the other funds for which Washington Management Corporation serves as Business Manager. All unaffiliated Directors receive from the fund a fee of $40,000 per annum and an attendance fee of $2,000 for each board meeting attended. The chairman of a committee receives an attendance fee of $1,500 and committee members receive $1,000 for each committee meeting attended. No Director compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Business Manager, the Investment Adviser or affiliated companies. Directors Emeritus receive from the fund a fee of $20,000 per annum plus $500 per Board meeting attended.

The Board of Directors has established an Advisory Board whose members are, in the judgment of the Directors, highly knowledgeable about political and economic matters. In addition to holding meetings with the Board of Directors, members of the Advisory Board, while not participating in specific investment decisions, consult from time to time with the Investment Adviser, primarily with respect to trade and business conditions. Members of the Advisory Board, however, possess no authority or responsibility with respect to the fund's investments or management. Members of the Advisory Board receive a fee of $5,000 per annum plus $1,000 per meeting attended.

Directors and Advisory Board Members, but not Directors Emeritus, may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain meeting-related expenses of the Directors, Directors Emeritus and Advisory Board members. For deferred compensation, see footnote 3 at page 8. As of May 31, 1999 the directors, officers and Advisory Board members, as a group, owned beneficially or of record less than 1% of the outstanding shares. The Business Manager has established a charitable foundation, The Washington Management Corporation Foundation, which makes contributions to charities organized under
Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code. Directors, Directors Emeriti, Advisory Board members and officers of the fund, as well as all employees of the Business Manager and its affiliates, may participate in a gift matching program sponsored by the Foundation.

                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the fund has operated under a Business Management Agreement with Washington Management Corporation or its predecessors, 1101 Vermont Avenue, N.W., Washington, D.C. 20005.

The primary function of the Business Manager is to oversee the various services and operations of the fund. The Business Manager provides services necessary to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance and responsibility for accounting and record keeping facilities. The Business Manager provides similar services to other mutual funds.

The fund pays all expenses not specifically assumed by the Business Manager, including, but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing, and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; expenses of shareholders' meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's Plan of Distribution; fees and expense reimbursements paid to Directors and Advisory Board members; association dues; and costs of stationery and forms prepared exclusively for the fund.

The Business Manager receives a monthly fee, accrued daily, at the annual rate of 0.175% of the first $3 billion of the fund's net assets, 0.15% of net assets in excess of $3 billion but not exceeding $5 billion, 0.135% of net assets in excess of $5 billion but not exceeding $8 billion, 0.12% of net assets in excess of $8 billion but not exceeding $12 billion, 0.095% of nets assets in excess of $12 billion but not exceeding $21 billion and 0.075% of net assets in excess of $21 billion but not exceeding $34 billion, 0.06% of net assets in excess of $34 billion but not exceeding $55 billion and 0.05% of net assets in excess of $55 billion. During the fiscal years ended April 30, 1999, 1998 and 1997, the Business Manager's fees amounted to $xx,xxx,xxx, $36,895,000 and $28,014,000, respectively.

The current Business Management Agreement, unless sooner terminated, will continue in effect until August 31, 1999 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the Board of Directors and the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Business Manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60) days' written notice to the other party.

INVESTMENT ADVISER -   The Investment Adviser, founded in 1931, maintains
research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for more than $200 billion of stocks, bonds and money market instruments and serves over eight million investors of all types throughout the world. These investors include privately owned businesses and large corporations, as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

The Investment Adviser manages the investment portfolio of the fund subject to the policies established by the Board of Directors and places orders for the fund's portfolio securities transactions. The Investment Adviser receives a monthly fee, accrued daily, at the annual rate of 0.225% of the first $3 billion of the fund's net assets, 0.21% of net assets in excess of $3 billion but not exceeding $8 billion, 0.20% of net assets in excess of $8 billion but not exceeding $21 billion, 0.195% of net assets in excess of $21 billion but not exceeding $34 billion, 0.19% of net assets in excess of $34 billion but not exceeding $55 billion and 0.185% in excess of $55 billion. During the fiscal years ended April 30, 1999, 1998 and 1997, the Investment Adviser's fees amounted to $xx,xxx,xxx, $73,646,000 and $49,383,000, respectively.

The Investment Advisory Agreement, unless sooner terminated, will continue in effect until August 31, 1999 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60) days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (described below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended April 30, 1999 amounted to $xx,xxx,000 after allowance of $xxx,xxx,000 to dealers including $x,xxx,000 earned by Johnston, Lemon & Co. Incorporated on its retail sales of shares and the Distribution Plan of the fund. During the fiscal years ended April 30, 1998 and 1997, the Principal Underwriter retained $38,821,000 and $22,625,000, respectively.

As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plan. Expenses under the Plan are reviewed quarterly and the Plan must be considered for renewal annually by the Board of Directors.

Under the Plan the fund may expend up to 0.25% of its average net assets annually to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. The following categories of expenses have been approved: service fees for qualified dealers; dealer commissions and wholesaler compensation on no-load sales of shares (including sales exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a 401(k) plan with 100 or more eligible employees or a community foundation).

Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal year ended April 30, 1999, the fund paid or accrued $xx,xxx,000 under the Plan, for compensation to dealers. As of April 30, 1999, distribution expenses accrued and unpaid amounted to $xx,xxx,000.

The Glass-Steagal Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means of servicing such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of the investment company income, it will be taxed only on the portion of the investment company taxable income which it retains.

To qualify as a regulated investment company, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or other income derived with respect to its business of investing in such stock or securities; and (b) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and capital gain net income of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends, to the extent practicable, to meet these distribution requirements to minimize or avoid the excise tax liability.

The fund intends to distribute to shareholders all of its capital gain net income. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be taxable to the shareholder even though it is a return of capital to that shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. In particular, investors should consider the tax implications of purchasing shares just prior to a dividend or distribution record date. Those investors purchasing shares just prior to such a date will then receive a partial return of capital upon the dividend or distribution, which will nevertheless be taxable to them as an ordinary or capital gains dividend.

Corporate shareholders of the fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gains dividends) paid by the fund to the extent that the fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to quality for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared payable as of a date in October, November and December are deemed under the Code to have been received by the shareholder on December 31 of that calendar year and subject to income tax for that year even though the dividend is actually paid no later than the following January.
Under the Code, if, within 90 days after fund shares are purchased, such shares are redeemed and either reinstated in the same fund or exchanged for shares of any other fund in The American Funds Group and the otherwise applicable sales charge is waived, then the amount of the sales charge previously incurred in purchasing Fund shares shall not be taken into account for purposes of determining the amount of any gain or loss on the redemption, but will be treated as having been incurred in the purchase of the fund shares acquired in the reinstatement or exchange.

The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days.

Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of long-term capital gains not effectively connected with a U.S. trade or business are not subject to the withholding, but if the non-U.S. shareholder was an individual who was physically present in the U.S. during the tax year for more than 182 days and such shareholder is nonetheless treated as a nonresident alien, the distributions would be subject to a 30% tax.

As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have income in excess of $100,000 for a taxable year will be required to pay an additional income tax liability of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by an individual will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an Individual Retirement Account ("IRA") each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. The maximum amount that an individual may contribute to all IRA's (deductible, nondeductible and Roth IRA's) per year is the lesser of $2,000 or the individual's compensation for the year. In some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details as to their particular tax situations.

                               PURCHASE OF SHARES

METHOD           INITIAL INVESTMENT          ADDITIONAL INVESTMENTS

                 See "Investment Minimums and   $50 minimum (except where a lower
                 Fund Numbers" for initial   minimum is noted under "Investment
                 investment minimums.        Minimums and Fund Numbers").

By contacting    Visit any investment dealer who is   Mail directly to your investment dealer's address
your investment   registered in the state where the   printed on your account statement.
dealer           purchase is made and who has a
                 sales agreement with American
                 Funds Distributors.

By mail          Make your check payable to the fund and mail to the address indicated on the account application.  Please indicate
an investment dealer on the account application.   Fill out the account additions form at the
                                             bottom of a recent account statement, make your check payable to the fund, write your account number on your check, and mail the check and form in the envelope provided with your account statement.

By telephone     Please contact your investment dealer to open account, then follow the procedures for additional investments.
Complete the "Investments by Phone"
                                             section on the account application or
                                             American FundsLink Authorization Form.
                                             Once you establish the privilege, you, your financial advisor or any person with your account information can call American FundsLineR and make investments by telephone (subject to conditions noted in "Shareholder
Account Services and Privileges -
                                             Telephone and
                                             Computer Purchase, Redemptions and
                                             Exchanges" below).

By computer      Please contact your investment   Complete the American FundsLink
                 dealer to open account, then follow   Authorization Form.  Once you've established
                 the procedures for additional   the privilege, you, your financial adviser
                 investments.                or any person with your account information
                                             may access American FundsLine OnLine/SM/ on
                                             the Internet and make investments by computer
                                             (subject to conditions noted in "Telephone and
                                             Computer Purchases, Redemptions and
                                             Exchanges" below).

By wire          Call 800/421-0180 to obtain   Your bank should wire your additional
                 your account number(s), if   investments in the same manner as
                 necessary.  Please indicate an   described under "Initial Investment."
                 investment dealer on the
                 account.  Instruct your bank to
                 wire funds to:
                 Wells Fargo Bank
                 155 Fifth Street
                 Sixth Floor
                 San Francisco, CA 94106
                 (ABA #121000248)
                 For credit to the account of:
                 American Funds Service
                 Company
                 a/c #4600-076178
                 (fund name)
                 (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLineR (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP FundR                                                          02
                                             $1,000

American Balanced FundR                                              11
                                             500

American Mutual FundR                                                03
                                             250

Capital Income BuilderR                                              12
                                             1,000

Capital World Growth and Income Fund$                                33
                                             1,000

EuroPacific Growth FundR                                             16
                                             250

Fundamental Investors$                                               10
                                             250

The Growth Fund of AmericaR                                          05
                                             1,000

The Income Fund of AmericaR                                          06
                                             1,000

The Investment Company of AmericaR                                   04
                                             250

The New Economy FundR                                                14
                                             1,000

New Perspective FundR                                                07
                                             250

SMALLCAP World FundR                                                 35
                                             1,000

Washington Mutual Investors Fund$                                    01
                                             250

BOND FUNDS

American High-Income Municipal Bond FundR                            40
                                             1,000

American High-Income Trust$                                          21
                                             1,000

The Bond Fund of America$                                            08
                                             1,000

Capital World Bond FundR                                             31
                                             1,000

Intermediate Bond Fund of America$                                   23
                                             1,000

Limited Term Tax-Exempt Bond Fund of America$                            43
                                             1,000

The Tax-Exempt Bond Fund of AmericaR                                 19
                                             1,000

The Tax-Exempt Fund of CaliforniaR*                                  20
                                             1,000

The Tax-Exempt Fund of MarylandR*                                    24
                                             1,000

The Tax-Exempt Fund of VirginiaR*                                    25
                                             1,000

U.S. Government Securities Fund$                                     22
                                             1,000

MONEY MARKET FUNDS

The Cash Management Trust of AmericaR                                09
                                             2,500

The Tax-Exempt Money Fund of America$                                39
                                             2,500

The U.S. Treasury Money Fund of America$                             49
                                             2,500

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for IRAs. Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).
SALES CHARGES - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below.
The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                    DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                    CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000
                                 6.10%            5.75%            5.00%

$50,000 but less than $100,000
                                 4.71             4.50             3.75

BOND FUNDS

Less than $25,000
                                 4.99             4.75             4.00

$25,000 but less than $50,000
                                 4.71             4.50             3.75

$50,000 but less than $100,000
                                 4.17             4.00             3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000
                                 3.63             3.50             2.75

$250,000 but less than $500,000
                                 2.56             2.50             2.00

$500,000 but less than $1,000,000
                                 2.04             2.00             1.60

$1,000,000 or more                                                 (see below)
                                 none             none             PURCHASES NOT SUBJECT  TO SALES CHARGES -- Investment of $1
million or more and investments made by
                                                                   employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no
                                                                   initial sales charge.  A contingent deferred sales charge may be imposed on certain redemptions by these
                                                                   accounts made within one year of purchases.  Investments by retirement plans, foundations or endowments
                                                                   with $50 million or more in assets, and employer-sponsored defined contribution-type plans with 100 or more
                                                                   eligible employees made with no sales charge are not subject to a contingent deferred sales charge.



In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

(1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5) insurance company separate accounts;

(6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. For certain tax-exempt accounts open prior to September 1, 1969, sales charges and dealer commissions, as a percent of offering price, are respectively 3% and 2.5% (under $50,000); 2.5% and 2.0% ($50,000 but less than $100,000); 2.0% and 1.5% ($100,000 but less than
$250,000) and 1.5% and 1.25% ($250,000 but less than $1 million).

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.
Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.
When the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES - You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

RIGHT OF ACCUMULATION - You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

PRICE OF SHARES - Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.
The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at 4:00 p.m., New York Time each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and 4:00 p.m. on the next day, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. All portfolio securities of funds advised by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:

     1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

     Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

     Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.
     Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board; The fair value of all other assets is added to the value of securities to arrive at the total assets;

     2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

     3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)
- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY
- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.
- You must include any shares you wish to sell that are in certificate form. TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE OR AMERICAN FUNDSLINE ONLINE/SM/

- Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.
- Checks must be made payable to the registered shareholder(s).
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
- You may establish check writing privileges (use the money market funds application)
-- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.
Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59$; for tax-free returns of excess contributions to IRAs; and for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.

REDEMPTION OF SHARES - The Transfer Agent may redeem the shares of any shareholder if the shares owned by such shareholder through redemptions, market decline or otherwise, have a value of less than the minimum initial investment amount required of new shareholders, (determined, for this purpose only as the greater of the shareholder's cost or current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gains distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account . The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

The Fund's Articles of Incorporation permit the Fund to direct the Transfer Agent to redeem the shares of any shareholder if the value of shares in the account is less than the minimum initial investment amount set forth in the Fund's current registration statement under the 1940 Act, subject to such further terms and conditions as the Board of Directors may adopt. Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account to provide the shareholder with an opportunity to bring the account up to the minimum.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular investments monthly or quarterly in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum) and the date on which you would like your reinvestments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before investments are credited, depending on the bank's capabilities. Your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:

(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Selling Shares"), by contacting your investment dealer, by using American FundsLineR and American FundsLine OnLine/SM/ (see "American FundsLineR and American FundsLine OnLine/SM/" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES. AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund OR (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINER AND AMERICAN FUNDSLINE ONLINE/SM/- YOU MAY CHECK YOUR SHARE BALANCE, THE PRICE OF YOUR SHARES, OR YOUR MOST RECENT ACCOUNT TRANSACTION, SELL SHARES (UP TO $50,000 PER SHAREHOLDER, PER DAY), OR EXCHANGE SHARES AROUND THE CLOCK WITH AMERICAN FUNDSLINER and American FundsLine OnLine/SM/. To use this service, call 800/325-3590 from a TouchTonet telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLineR and American FundsLine OnLine/SM/ are subject to the conditions noted above and in "Telephone and Computer Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLineR and American FundsLine OnLine/SM/), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the Fund's Business Manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the dealer, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the funds or other funds served by the Investment Adviser. The fund does not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

Subject to the above policy, when two or more brokers (either directly or through their correspondent clearing agents) are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the funds or have provided investment research, statistical, and other related services for the fund and or other funds served by the Investment Adviser.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

As of the end of the fund's most recent fiscal year, it held certain equity securities of some of its regular brokers and dealers or their parents that derive more than 15% of gross revenues from securities-related activities which included securities of The Chase Manhattan Bank and J.P. Morgan in the amounts of $xxx,xxx,000 and $xxx,xxx,000, respectively, at the year ended April 30, 1999.

Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended April 30, 1999, 1998 and 1997 amounted to $xx,xxx,xxx, $18,302,000 and $14,511,000, respectively. During fiscal years 1999, 1998 and 1997 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund. Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, 3 Metrotech Center, Brooklyn, NY 11245, as Custodian.

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related
shareholder service functions.    American Funds Service Company was paid a fee
of $xx,xxx,000 for the fiscal year ended April 30, 1999.

INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the fund's independent accountants since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountant is reviewed and determined annually by the Board of Directors.

REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on April 30.
Shareholders are provided at least semi-annually with reports containing the financial statements, including the investment portfolio and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report shareholders should contact the Transfer Agent.

YEAR 2000 - The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and government data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- APRIL 30, 1999
 Net asset value and redemption price per share
(Net assets divided by shares outstanding) . . . . . . . . . . . $xx.xx
Maximum offering price per share (100/94.25 of
         net asset value per share, which takes into
        account the fund's current maximum sales charge). . . . . $xx.xx

                               INVESTMENT RESULTS

The fund's yield is x.xx% based on a 30-day (or one month) period ended April 30, 1999, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[( a-b/cd + 1)/6/ -1]

Where:     a =  dividends and interest earned during the period.
           b =  expenses accrued for the period (net of reimbursements).
           c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
           d = the maximum offering price per share on the last day of the period.

The fund's total return over the past year and average total returns for the five- and ten-year periods ending on April 30, 1999 was +xx.xx%, +xx.xx% and +xx.xx%, respectively. The average annual total return (T) is computed by equating the value at the end of the period (ERV) with a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the periods. Total return may be calculated for the one year, five year, ten year and for other periods: The average annual total return over periods greater than one year may also be computed by utilizing ending values as determined above.

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above.

The following assumptions will be reflected in computations made in accordance with the formulas stated above: (1) deduction of the maximum sales charge of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund may provide lifetime average total return figures.
The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard & Poor's 500 Stock Composite Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. Total return for the unmanaged indices will be calculated assuming reinvestment if dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses. For educational purposes, fund literature may contain discussions and/or illustrations of volatility, risk tolerance, asset allocation and investment strategies.

The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

The fund may   refer to results compiled by organizations such as CDA
Investment Technologies, Ibbottson Associates, Lipper Analytical Services, Morningstar, Inc. Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the Fund may, from time to time, refer to results published in various newspapers or periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

The fund may from time to time compare its investment results with the following:

(1) Average of Savings Institutions deposits, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

(2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

The fund may also from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

EXPERIENCE OF THE INVESTMENT ADVISER - Capital Research and Management Company manages nine growth and growth- income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1969 (138 in all), those funds have had better total returns than their comparable Lipper indices in 128 of the 138 periods.

Note that past results are not an indication of future investment results. Also, the fund has different investment policies than some of the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

The investment results set forth below were calculated as described in the fund's Prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.
The investment results set forth below were calculated as described in the fund's prospectus.

                       WMIF VS. VARIOUS UNMANAGED INDICES

10-Year Periods   WMIF             DJIA/1/          S&P 500/2/       Average Savings
5/01 - 4/30                                                         Deposit/3/

1989-1999        +xxx%            +xxx%            +xxx%            +xxx%

1988-1998        +393%            +500%            +464%            +54%

1987-1997        +237%            +319%            +275%            +57

1986-1996        +241             +333             +279             +61

1985-1995        +261             +385             +296             +67

1984-1994        +273             +355             +297             +78

1983-1993        +275             +312             +284             +89

1982-1992        +409             +498             +424             +102

1981-1991        +356             +351             +325             +113

1980-1990        +453             +418             +375             +120

1979-1989        +426             +360             +374             +122

1978-1988        +386             +302             +327             +123

1977-1987        +419             +319             +372             +125

1976-1986        +353             +207             +277             +124

1975-1985        +334             +162             +235             +120

1974-1984        +300             +140             +189             +114

1973-1983        +281             +127             +148             +108

1972-1982        +133             +49              +70              +98

1971-1981        +132             +72              +96              +88

1970-1980        +117             +77              +98              +80

1969-1979        +80              +40              +46              +76

1968-1978        +87              +40              +44              +72

1967-1977        +103             +54              +49              +70

1966-1976        +98              +58              +58              +67

1965-1975        +61              +30              +37              +64

1964-1974        +76              +48              +57              +61

1963-1973        +100             +83              +111             +58

1962-1972        +138             +105             +129             +55

1961-1971        +144             +98              +120             +53

1960-1970        +133             +73              +107             +50


/1/ The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.
/2/ The Standard & Poor's 500 Composite Stock Index is comprised of industrial, transportation, public utilities and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.
/3/ Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings deposits offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth. Maximum allowable rates were imposed by law during a part of this period.
           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

If you had invested   Periods                             ...and taken all
$10,000 in the fund                                 distributions in shares,
this many years ago...                                your investment would
                                                   have been worth this
                                                 much at April 30, 1999



   Number of Years      5/1-4/30                              Value

1                     1998 - 1999             xx,xxx

2                     1997 - 1999             xx,xxx

3                     1996 - 1999             xx,xxx

4                     1995 - 1999             xx,xxx

5                     1994 - 1999             xx,xxx

6                     1993 - 1999             xx,xxx

7                     1992 - 1999             xx,xxx

8                     1991 - 1999             xx,xxx

9                     1990 - 1999             xx,xxx

10                    1989 - 1999             xx,xxx

11                    1988 - 1999             xx,xxx

12                    1987 - 1999             xx,xxx

13                    1986 - 1999             xx,xxx

14                    1985 - 1999             xx,xxx

15                    1984 - 1999             xxx,xxx

16                    1983 - 1999             xxx,xxx

17                    1982 - 1999             xxx,xxx

18                    1981 - 1999             xxx,xxx

19                    1980 - 1999             xxx,xxx

20                    1979 - 1999             xxx,xxx

21                    1978 - 1999             xxx,xxx

22                    1977 - 1999             xxx,xxx

23                    1976 - 1999             xxx,xxx

24                    1975 - 1999             xxx,xxx

25                    1974 - 1999             xxx,xxx

26                    1973 - 1999             xxx,xxx

27                    1972 - 1999             xxx,xxx

28                    1971 - 1999             xxx,xxx

29                    1970 - 1999             xxx,xxx

30                    1969 - 1999             xxx,xxx


ILLUSTRATION OF A $10,000 INVESTMENT IN WMIF WITH
DIVIDENDS REINVESTED AND CAPITAL GAIN DISTRIBUTIONS TAKEN IN SHARES (For the lifetime of the fund July 31, 1952 through April 30,1999)

                               COST OF SHARES                                                                                  VALUE
OF SHARES

 Fiscal    Annual       Total                             From             From                  From            Total
Year End   Dividends    Dividends      Investment         Initial          Capital Gains         Dividends        Value
 4/30                     (cumulative)       Cost           Investment       Reinvested            Reinvested



1953*              $      170   $       170    $     10,170       $   9,161        ----                  $    169        $  9,330


1954       450          620            10,620             10,781           ----                  713             11,494

1955       542          1,162          11,162             14,732           ----                  1,556           16,288

1956       654          1,816          11,816             17,447           $   613               2,505           20,565

1957       756          2,572          12,572             17,145           1,553                 3,179           21,877

1958       825          3,397          13,397             15,056           2,339                 3,660           21,055

1959       885          4,282          14,282             21,119           3,915                 6,037           31,071

1960       947          5,229          15,229             18,644           4,411                 5,986           29,041

1961       1,097        6,326          16,326             21,113           6,918                 8,136           36,167

1962       1,145        7,471          17,471             20,880           7,903                 8,871           37,654

1963       1,279        8,750          18,750             21,292           10,289                10,697          42,278

1964       1,368        10,118         20,118             22,614           11,980                12,515          47,109

1965       1,463        11,581         21,581             25,782           15,757                15,951          57,490

1966       1,648        13,229         23,229             26,237           17,691                17,675          61,603

1967       1,906        15,135         25,135             25,833           19,766                19,671          65,270

1968       2,231        17,366         27,366             28,313           21,945                22,434          72,692

1969       2,626        19,992         29,992             31,708           27,163                26,705          85,576

1970       2,874        22,866         32,866             23,523           24,878                23,202          71,603

1971       3,193        26,059         36,059             26,927           33,989                32,471          93,387

1972       3,456        29,515         39,515             27,419           33,511                34,591          95,521

1973       3,671               33,186   43,186             23,933           31,776                33,813          89,522

1974       3,907        37,093         47,093             21,893           31,023                35,040          87,956

1975       4,829        41,922         51,922             22,959           33,179                42,177          98,315

1976       5,498        47,420         57,420             30,739           41,142                58,068          129,949

1977       6,171        53,591         63,591             31,274           44,673                64,401          140,348

1978       6,849        60,440         70,440             29,078           46,414                68,847          144,339

1979       7,785        68,225         78,225             33,575           50,187                79,313          163,075

1980       9,167        77,392         87,392             34,433           50,777                80,637          165,847

1981       14,603             91,995   101,995            28,652           86,269                115,502         230,423

1982       13,326       105,321        115,321            26,352           90,133                119,283         235,768

1983       15,516       120,837        130,837            36,494           142,811               182,987         362,292

1984       17,526       138,363        148,363            32,460           162,054               178,994         373,508

1985       20,783       159,146        169,146            34,910           204,484               213,103         452,497

1986       24,381       183,527        193,527            44,373           281,961               297,433         623,767

1987       28,229       211,756        221,756            50,179           356,068               365,700         771,947

1988       30,815       242,571        252,571            44,826           341,861               356,167         742,854

1989       27,837       270,408        280,408            53,157           405,403               453,047         911,607

1990       41,689       312,097        322,097            51,838           438,105               481,106         971,049

1991       44,572       356,669        366,669            56,626           482,927               574,191         1,113,744

1992       42,318       398,987        408,987            61,150           546,304               664,916         1,272,370

1993       44,627       443,614        453,614            66,315           607,607               768,464         1,442,386

1994       46,718       490,332        500,332            64,505           622,162               792,442         1,479,109

1995       55,058       545,390        555,390            71,140           726,340               933,211         1,730,691

1996       58,187       603,577        613,577            85,844           982,808               1,188,237       2,256,889

1997       62,763       666,340        676,340            97,757           1,245,507             1,419,762       2,763,026

1998       67,444       733,784        743,784            127,879          1,831,030             1,931,336       3,890,245

1999       xx,xxx       xxx,xxx        xxx,xxx            xxx,xxx          x,xxx,xxx             x,xxx,xxx       x,xxx,xxx



  The dollar amount of capital gain distributions from inception was $xxx,xxx /*/From July 31, 1952, the date the fund commenced operation.
              THE BENEFITS OF SYSTEMATIC INVESTING IN WMIF.......

An initial investment of $1,000 in WMIF on May 1 would have grown to these amounts over the past 10, 20, 30 and 40 years:



10 Years         20 Years       30 Years       40 Years
(5/1/89-4/30/99)   (5/1/79-4/30/99)   (5/1/69-4/30/99)   (5/1/59-4/30/99)



$x,xxx           $xx,xxx        $xx,xxx        $xxx,xxx



$1,000 invested in WMIF followed by annual $500 investments (all investments made on May 1) would have grown to these amounts over the past 10, 20, 30 and 40 years:



10 Years         20 Years       30 Years       40 Years
(5/1/89-4/30/99)   (5/1/79-4/30/99)   (5/1/69-4/30/99)   (5/1/59-4/30/99)



$xx,xxx          $xx,xxx        $xxx,xxx       $xxx,xxx



$2,000 invested in WMIF on May 1 of each year would have grown to these amounts over the past 10, 20, 30 and 40 years:



10 Years         20 Years       30 Years       40 Years
(5/1/89-4/30/99)   (5/1/79-4/30/99)   (5/1/69-4/30/99)   (5/1/59-4/30/99)



$xx,xxx          $xxx,xxx       $x,xxx,xxx     $x,xxx,xxx



                            PART C
                      OTHER INFORMATION

ITEM 23 EXHIBITS:
  (a). On file (see SEC files nos. 811-604 and 2-11051)
  (b). On file (see SEC files nos. 811-604 and 2-11051)
  (c). None
  (d). On file (see SEC files nos. 811-604 and 2-11051)
  (e). On file (see SEC files nos. 811-604 and 2-11051)
  (f). None
  (g). On file (see SEC files nos. 811-604 and 2-11051)
  (h). On file (see SEC files nos. 811-604 and 2-11051)
  (i). Not applicable to this filing.
 (j). Consent of Independent Accountants - to be provided with 485(b) filing
 (k).  None
 (l). Not applicable to this filing.
 (m). On file (see SEC files nos. 811-604 and 2-11051)
 (n). EX-27 Financial Data Schedule (EDGAR) - to be provided with 485(b) filing
 (o). None

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

 None


ITEM 25. INDEMNIFICATION.

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities.

  ARTICLE VIII (H) AND (I) OF THE ARTICLES OF INCORPORATION OF THE FUND PROVIDE
THAT:
  (h) "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action

ITEM 25. INDEMNIFICATION (CONT.)
as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the [Investment Company] Act [of 1940].

  (i) To the fullest extent permitted by Maryland statutory and decisional law and the [Investment Company] Act [of 1940], no director or officer of the Corporation shall be personally liable to the Corporation or its shareholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal."
  Subsection (b) of Section 2-418 of the GENERAL CORPORATION LAW OF MARYLAND empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the shareholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.

   ITEM 27.     PRINCIPAL UNDERWRITERS.

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America and The U.S. Treasury Money Fund of America.

(B)    (1)                            (2)                                     (3)

      NAME AND PRINCIPAL             POSITIONS AND OFFICES       POSITIONS AND OFFICES
        BUSINESS ADDRESS                WITH UNDERWRITER            WITH REGISTRANT



      David L. Abzug                 Regional Vice President     None

      27304 Park Vista Road
      Agoura Hills, CA 91301



      John A. Agar                   Vice President              None
      1501 N. University Drive, Suite 227A
      Little Rock, AR 72207



      Robert B. Aprison              Regional Vice President     None
      2983 Bryn Wood Drive
      Madison, WI  53711



L     William W. Bagnard             Vice President              None



      Steven L. Barnes               Vice President              None

      5400 Mt. Meeker Road, Suite 1
      Minneapolis, MN 55438





B     Carl R. Bauer                  Assistant Vice President    None



      Michelle A. Bergeron            Senior Vice President      None
      4160 Gateswalk Drive
      Smyrna, GA  30080



      Joseph T. Blair                Senior Vice President       None
      27 Drumlin Road
      West Simsbury, CT  06092



      John A. Blanchard              Vice President              None
      6421 Aberdeen Road
      Mission Hills, KS 66208



      Ian B. Bodell                  Senior Vice President       None

      P.O. Box 1665
      Brentwood, TN  37024-1665



      Michael L. Brethower           Senior Vice President       None

      2320 North Austin Avenue
      Georgetown, TX  78626



      C. Alan Brown                  Regional Vice President     None

      4129 Laclede Avenue
      St. Louis, MO  63108



B     J. Peter Burns                 Vice President              None



      Brian C. Casey                 Regional Vice President     None

      9508 Cable Drive
      Bethesda, MD 20817



      Victor C. Cassato              Senior Vice President        None
      609 W. Littleton Blvd., Suite 310
      Littleton, CO  80120



      Christopher J. Cassin          Senior Vice President       None
      111 W. Chicago Avenue, Suite G3
      Hinsdale, IL 60521



      Denise M. Cassin                Vice President             None
      1301 Stoney Creek Drive
      San Ramon CA 94538



L     Larry P. Clemmensen            Director                    None



L     Kevin G. Clifford              Director and President       None



      Ruth M. Collier                Senior Vice President       None
      145 West 67th St. Ste. 12K
      New York, NY  10023



S     David Coolbaugh                Assistant Vice President    None



      Thomas E. Cournoyer            Vice President              None
      2333 Granada Boulevard
      Coral Gables, FL  33134



      Douglas A. Critchell           Senior Vice President       None

      4116 Woodbine St.
      Chevy Chase, MD 20815



L     Carl D. Cutting                Vice President              None



      Daniel J. Delianedis           Regional Vice President     None
      8689 Braxton Drive
      Eden Prairie, MN 55347



      Michael A. Dilella             Vice President              None
      P.O. Box 661
      Ramsey, NJ  07446



      G. Michael Dill                Senior Vice President        None
      505 E. Main Street
      Jenks, OK  74037



      Kirk D. Dodge                  Senior Vice President       None

      633 Menlo Avenue, Suite 210

      Menlo Park, CA 94025



      Peter J. Doran                 Senior Vice President       None
      1205 Franklin Avenue
      Garden City, NY  11530



L     Michael J. Downer              Secretary                   None



      Robert W. Durbin               Vice President              None
      74 Sunny Lane
      Tiffin, OH  44883



I     Lloyd G. Edwards               Senior Vice President       None



L     Paul H. Fieberg                Senior Vice President       None



      John Fodor                      Vice President             None
      15 Latisquama Road
      Southborough, MA 01772



      Clyde E. Gardner               Senior Vice President       None
      Route 2, Box 3162
      Osage Beach, MO  65065



B     Evelyn K. Glassford            Vice President              None



      Jeffrey J. Greiner             Vice President              None

      12210 Taylor Road
      Plain City, OH 43064



L     Paul G. Haaga, Jr.             Director                    None



B     Mariellen Hamann               Assistant Vice President    None



      David E. Harper                Senior Vice President       None
      R.D. 1, Box 210, Rte 519
      Frenchtown, NJ  08825



      Ronald R. Hulsey               Vice President              None
      6744 Avalon
      Dallas, TX  75214



      Robert S. Irish                Regional Vice President     None
      1225 Vista Del Mar Drive
      Delray Beach, FL 33843



L     Robert L. Johansen             Vice President, Controller   None



      Michael J. Johnston            Director                    None
      630 Fifth Ave., 36th Floor
      New York, NY 10111-0121



B     Damien M. Jordan               Vice President              None



      Arthur J. Levine               Vice President              None
      12558 Highlands Place
      Fishers, IN  46038



B     Karl A. Lewis                  Assistant Vice President    None



      T. Blake Liberty               Regional Vice President     None
      5506 East Mineral Lane
      Littleton, CO 80122



      Mark J. Lien                   Regional Vice President     None
      5570 Beechwood Terrace
      West Des Moines, IA 50266



L     Lorin E. Liesy                 Assistant Vice President    None



L     Susan G. Lindgren              Vice President - Institutional Investment Services Division   None



LW    Robert W. Lovelace             Director                    None



      Stephen A. Malbasa             Vice President              None
      13405 Lake Shore Blvd.
      Cleveland, OH  44110



      Steven M. Markel               Senior Vice President       None
      5241 South Race Street
      Littleton, CO  90121



L     John C. Massar                 Director, Senior Vice President   None



L     E. Lee McClennahan             Senior Vice President       None



L     Jamie R. McCrary               Assistant Vice President    None



S     John V. McLaughlin             Senior Vice President       None



      Terry W. McNabb                Vice President              None
      2002 Barrett Station Road
      St. Louis, MO  63131



L     R. William Melinat             Vice President - Institutional   None
                                     Investment Services Division



      David R. Murray                Regional Vice President     None

      60 Briant Drive
      Sudbury, MA 01776



      Stephen S. Nelson              Vice President              None
      P.O. Box 470528
      Charlotte, NC  28247-0528



      William E. Noe                 Regional Vice President     None
      304 River Oaks Road
      Brentwood, TN 37027



      Peter A. Nyhus                 Vice President              None
      3084 Wilds Ridge Court
      Prior Lake, MN 55372



      Eric P. Olson                  Vice President              None
      62 Park Drive
      Glenview, IL 60025



      Fredric Phillips               Senior Vice President       None

      175 Highland Avenue, 4th Floor
      Needham, MA 02194



B     Candance Pilgram               Assistant Vice President    None



      Carl S. Platou                 Vice President              None
      4021 96th Avenue, SE
      Mercer Island, WA 98040



L     John O. Post, Jr.              Vice President              None



S     Richard P. Prior               Assistant Vice President    None



      Steven J. Reitman              Senior Vice President       None
      212 The Lane
      Hinsdale, IL 60521



      Brian A. Roberts               Vice President              None

      11404 Foxhaven Drive
      Charlotte, NC  28277



      George S. Ross                 Senior Vice President       None
      55 Madison Avenue
      Morristown, NJ  07962



L     Julie D. Roth                  Vice President              None



L     James F. Rothenberg            Director                    None



      Douglas F. Rowe                Vice President              None

      30008 Oakland Hills Drive
      Georgetown, TX 78628



      Christopher Rowey              Regional Vice President     None
      9417 Beverlywood Street
      Los Angeles, CA 90034



      Dean B. Rydquist               Senior Vice President       None
      1080 Bay Pointe Crossing
      Alpharetta, GA 30005



      Richard R. Samson              Senior Vice President       None
      4604 Glencoe Avenue, No. 4
      Marina del Rey, CA  90292



      Joe D. Scarpitti               Vice President              None
      31465 St. Andrews
      Westlake, OH 44145



L     R. Michael Shanahan            Director                    None



      David W. Short                 Director, Chairman of the Board   None
      1000 RIDC Plaza, Ste 212       and Co-Chief Executive Officer
      Pittsburgh, PA  15238



      William P. Simon, Jr.          Senior Vice President       None

      912 Castlehill Lane
      Devon, PA 91333



L     John C. Smith                  Vice President - Institutional Investment Services Division   None



L     Mary E. Smith                  Vice President - Institutional Investment Services Division   None



      Rodney G. Smith                Vice President              None

      100 N. Central Expressway, Suite 1214
      Richardson, TX  75080



      Anthony L. Soave               Regional Vice President     None
      8831 Morning Mist Drive
      Clarkston, MI 48348



      Nicholas D. Spadaccini         Regional Vice President     None
      855 Markley Woods Way
      Cincinnati, OH 45230



L     Kristen J. Spazafumo           Assistant Vice President    None



      Daniel S. Spradling            Senior Vice President       None

      1400 Southdown Road
      Hillsborough, CA 94010



B     Max D. Stites                  Vice President              None



      Thomas A. Stout                Regional Vice President     None

      3919 Whooping Crane Circle
      Virginia Beach, VA  23455



      Craig R. Strauser              Vice President              None
      3 Dover Way
      Lake Oswego, OR 97034



      Francis N. Strazzeri           Senior Vice President       None
      31641 Saddletree Drive
      Westlake Village, CA 91361



L     Drew W. Taylor                 Assistant Vice President    None



S     James P. Toomey                Vice President              None



I     Christopher E. Trede           Vice President              None



      George F. Truesdail            Vice President              None
      400 Abbotsford Court
      Charlotte, NC  28270



      Scott W. Ursin-Smith           Vice President              None
      60 Reedland Woods Way
      Tiburon, CA 94920



L     John David Viale               Regional Vice President     None



      Thomas E. Warren               Regional Vice President     None

      119 Faubel Street
      Sarasota, FL 34242



L     J. Kelly Webb                  Sr. Vice President, Treasurer   None



      Gregory J. Weimer              Regional Vice President     None

      206 Hardwood Drive
      Venetia, PA  15367



B     Timothy W. Weiss               Director                     None



      George J. Wenzel               Regional Vice President     None
      3406 Shakespeare Drive
      Troy, MI 48084



      Timothy J. Wilson              Vice President              None
      113 Farmview Place
      Venetia, PA 15367



B     Laura L. Wimberly              Vice President              None



H     Marshall D. Wingo              Senior Vice President       None



L     Robert L. Winston              Director, Senior Vice President   None



      William Yost                   Vice President              None
      9320 Overlook Trail
      Eden Prairie, MN  55347



      Janet M. Young                 Regional Vice President     None
      1616 Vermont
      Houston, TX  77006



      Scott D. Zambon                Regional Vice President     None

      2887 Player Lane
      Tustin Ranch, CA 92782


_______________________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  928621
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78230
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240

  (c)  None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and kept in the offices of the fund, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 5300 Robin Hood Road, Norfolk, VA 23513 .

 Records covering shareholder accounts are maintained and kept by the Transfer Agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.

 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 29.     MANAGEMENT SERVICES.
 None.

ITEM 30.     UNDERTAKINGS.
 None.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 8th day of April, 1999.

    WASHINGTON MUTUAL INVESTORS FUND, INC.

    By  Stephen Hartwell, Chairman of the Board

 Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below on April 8th, 1999, by the following persons in the capacities indicated.

           SIGNATURE               TITLE

(1) PRINCIPAL EXECUTIVE OFFICER:
        Stephen Hartwell  Chairman of the Board

(2)  PRINCIPAL FINANCIAL OFFICER AND
 PRINCIPAL ACCOUNTING OFFICER:
        Ralph S. Richard  Vice President and Treasurer

(3)  DIRECTORS
        Stephen Hartwell  Chairman of the Board
        James H. Lemon, Jr.*  Vice Chairman of the Board
        Harry J. Lister*   President
        Cyrus A. Ansary*  Director
        Fred J. Brinkman*  Director
        Daniel J. Callahn III*  Director
        James C. Miller III*  Director
        T. Eugene Smith*  Director
        Leonard P. Steuart II*  Director
        Margita E. White*  Director
        *By Howard L. Kitzmiller,
            Attorney-in-Fact